Equity - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 06, 2021 $ / shares shares
Temporary Equity [Line Items]
Preferred stock par value (in usd per share) | $ / shares			$ 0.00001
Common stock par value (in usd per share) | $ / shares			$ 0.00001
Threshold trading days | item			20
Threshold consecutive trading days | item			30
Adjustment to re-measurement of redeemable convertible preferred units | $	$ 0	$ 426,101	$ 426,101	$ 202,433	$ 42,186
Redeemable convertible preferred units authorized				744,886,638
redeemable convertible preferred units issued (in shares)				267,688,054
Vacasa Holdings LLC
Temporary Equity [Line Items]
Common stock outstanding (in shares)	214,803,880		214,793,795
Ownership interest	50.10%		50.20%
Percent of redeemable noncontrolling interest			49.80%
Class A Common Stock
Temporary Equity [Line Items]
Common stock authorized (in shares)	1,000,000,000		1,000,000,000	1,000,000,000
Common stock par value (in usd per share) | $ / shares	$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Common stock outstanding (in shares)	214,803,880		214,793,795	0		214,793,795
Class B Common Stock
Temporary Equity [Line Items]
Common stock authorized (in shares)	498,330,079		498,330,079	498,330,079
Common stock par value (in usd per share) | $ / shares	$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001
Common stock outstanding (in shares)	213,598,566		212,751,977	0
Class G Common Stock
Temporary Equity [Line Items]
Preferred stock authorized (in shares)			30,000,000
Common stock authorized (in shares)			30,000,000
Common stock par value (in usd per share) | $ / shares			$ 0.00001			$ 0.00001
Common stock outstanding (in shares)			6,333,333
Class G Common Stock | Share-based Payment Arrangement, Tranche One
Temporary Equity [Line Items]
Conversion price (in usd per share) | $ / shares			$ 12.50
Converted shares issued (in shares)			2,419,662
Class G Common Stock | Share-based Payment Arrangement, Tranche Two
Temporary Equity [Line Items]
Conversion price (in usd per share) | $ / shares			$ 15.00
Converted shares issued (in shares)			2,722,118
Class G Common Stock | Share-based Payment Arrangement, Tranche Three
Temporary Equity [Line Items]
Conversion price (in usd per share) | $ / shares			$ 17.50
Converted shares issued (in shares)			3,085,068
Redeemable Convertible Preferred Units
Temporary Equity [Line Items]
Aggregate liquidation preference of redeemable convertible preferred units | $				$ 572,000